UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22874

THL CREDIT SENIOR LOAN FUND

(Exact name of registrant as specified in charter)

227 West Monroe Street, Suite 3200
Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Sabrina Rusnak-Carlson

100 Federal St., 31st Floor

Boston, MA 02110

(Name and address of agent for service)

Copies of Communications to:

Nicole M. Runyan

Proskauer Rose LLP

Eleven Times Square

New York, NY 10036

Registrant's telephone number, including area code: (312) 702-8199

Date of fiscal year end: December 31

Date of reporting period: September 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited)	September 30, 2019

Investments	Principal	Value
SENIOR LOANS(a) – 135.8% (94.0% of Total Investments)

Aerospace & Defense – 3.3%
Advanced Integration Technology LP, Term B-1 Loan - First Lien, 6.790% (1-Month USD LIBOR + 4.750%, 1.000% Floor), 04/03/23(b)	$1,455,188	$1,438,817
Constellis Holdings LLC, Term Loan B - First Lien, 7.260% (3-Month USD LIBOR + 5.000%, 1.000% Floor), 04/22/24	2,253,473	1,382,664
Constellis Holdings LLC, Term Loan B - Second Lien, 11.260% (3-Month USD LIBOR + 9.000%, 1.000% Floor), 04/21/25	1,257,500	268,262
WP CPP Holdings (Consolidated Precision), Initial Term Loan - First Lien, 6.010% (3-Month USD LIBOR + 3.750%, 0.000% Floor), 04/30/25	990,000	992,787
Total Aerospace & Defense		4,082,530

Automotive – 4.0%
APC Aftermarket (AP Exhaust Acquisition/CWD LLC), Initial Term Loan - First Lien, 7.180% (3-Month USD LIBOR + 5.000%, 1.000% Floor), 05/10/24	1,008,434	767,418
Jason Incorporated, Initial Term Loan - First lien, 6.590% (1-Month and 3-Month USD LIBOR + 4.500%, 1.000% Floor), 06/30/21	1,187,317	1,052,901
Navistar, Inc., Tranche B Term Loan - First Lien, 5.530% (1-Month USD LIBOR + 3.500%, 0.000% Floor), 11/06/24	1,970,000	1,965,075
Panther BF Aggregator 2 LP (Power Solutions), Term Loan B - First Lien, 5.540% (1-Month USD LIBOR + 3.500%, 0.000% Floor), 04/30/26	1,171,429	1,163,744
Total Automotive		4,949,138

Banking, Finance, Insurance & Real Estate – 6.8%
Alliant Holdings Intermediate LLC (Alliant Holdings I LLC), 2018 Initial Term Loan - First Lien, 5.050% (1-Month USD LIBOR + 3.000%, 0.000% Floor), 05/09/25	1,604,688	1,580,625
Aretec Group, Inc. (Cetera Financial Group), Term Loan - First Lien, 6.290% (1-Month USD LIBOR + 4.250%, 0.000% Floor), 10/01/25	794,000	769,187
AssuredPartners Capital, Inc., 2017 September Refinancing Term Loan - First Lien, 5.540% (1-Month USD LIBOR + 3.500%, 0.000% Floor), 10/22/24	489,349	488,050
Avision Young Canada, Inc., Term Loan - First Lien, 7.160% (3-Month USD LIBOR + 5.000%, 0.000% Floor), 02/01/26	1,488,750	1,462,697
Focus Financial Partners LLC, Tranche B-2 Term Loan, 4.540% (1-Month USD LIBOR + 2.500%, 0.000% Floor), 07/03/24	1,496,212	1,504,890
Kestra Advisor Services Holdings A, Inc. (Kestra Financial),Term Loan - First Lien, 6.360% (3-Month USD LIBOR + 4.250%, 0.000% Floor), 06/03/26(b)	825,000	807,469
Sedgwick Claims Management Services, Inc., Term Loan B - First Lien, 5.290% (1-Month USD LIBOR + 3.250%, 0.000% Floor), 12/31/25	459,031	452,109
USI, Inc., Term Loan B - First Lien, 5.100% (3-Month USD LIBOR + 3.000%, 0.000% Floor), 05/16/24	1,470,000	1,447,649
Total Banking, Finance, Insurance & Real Estate		8,512,676

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2019

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Beverage, Food & Tobacco – 2.5%
B&G Foods, Inc., Term Loan B (LIBOR + 2.750%, 0.000% Floor), 10/10/26(c)	$750,000	$754,455
CHG PPC Parent LLC, Term Loan B - First Lien, 4.790% (1-Month USD LIBOR + 2.750%, 0.000% Floor), 03/31/25(b)	864,063	866,223
Flavors Holdings, Inc., Initial Term Loan - Second Lien, 12.100% (3-Month USD LIBOR + 10.000%, 1.000% Floor), 10/03/21(b)	1,000,000	775,000
Flavors Holdings, Inc., Tranche B Term Loan - First Lien, 7.850% (3-Month USD LIBOR + 5.750%, 1.000% Floor), 04/03/20(b)	723,571	674,730
Total Beverage, Food & Tobacco		3,070,408

Capital Equipment – 5.4%
Advanced Drainage Systems, Term Loan 2019 – First Lien (LIBOR + 2.250%, 0.000% Floor), 09/18/26(c)	1,500,000	1,508,753
Big Ass Fans LLC, Term Loan - First Lien, 5.850% (3-Month USD LIBOR + 3.750%, 1.000% Floor), 05/21/24	994,887	998,001
Blount International, Inc., 2018 Term Loan B - First Lien, 5.950% (3-Month USD LIBOR + 3.750%, 1.000% Floor), 04/12/23	987,538	989,695
Gates Global LLC, Initial B-2 Dollar Term Loan, 4.790% (1-Month USD LIBOR + 2.750%, 1.000% Floor), 04/01/24(c)	1,357,340	1,338,988
Jeld-Wen, Inc. (Onex BP Finance LP), Term Loan B 2017 (LIBOR + 2.000%, 0.000% Floor), 12/14/24(c)	997,462	999,083
Vertiv Group Corp., Term Loan B - First Lien, 6.040% (1-Month USD LIBOR + 4.000%, 1.000% Floor), 11/30/23	1,002,155	956,121
Total Capital Equipment		6,790,641

Chemicals, Plastics & Rubber – 1.8%
Ascend Performance Materials Operations LLC, Term Loan B - First Lien, 7.350% (3-Month USD LIBOR + 5.250%, 1.000% Floor), 08/27/26	287,500	288,939
Polar US Borrower (SI Group, Inc.), Term Loan - First Lien, 7.060% (3-Month USD LIBOR + 4.750%, 0.000% Floor), 10/15/25(b)	1,985,000	1,932,894
Total Chemicals, Plastics & Rubber		2,221,833

Construction & Building – 1.2%
Brookfield WEC Holdings, Inc. (Westinghouse), Term Loan - First Lien, 5.540% (1-Month USD LIBOR + 3.500%, 0.750% Floor), 08/01/25	1,488,756	1,495,366

Consumer Products: Durable – 1.3%
Serta Simmons Bedding LLC, Term Loan - First Lien, 5.540% (1-Month USD LIBOR + 3.500%, 1.000% Floor), 11/08/23	1,884,048	1,169,052
Serta Simmons Bedding LLC, Term Loan - Second Lien, 10.060% (1-Month USD LIBOR + 8.000%, 1.000% Floor), 11/08/24	1,450,000	495,414
Total Consumer Products: Durable		1,664,466

Consumer Products: Non Durable – 3.7%
ABG Intermediate Holdings 2 LLC, Term Loan 2017 - First Lien, 5.540% (1-Month USD LIBOR + 3.500%, 1.000% Floor), 09/27/24	967,161	966,155
Edgewell Personal Care Co., Term Loan B - First Lien (LIBOR + 3.000%, 0.000% Floor), 09/09/26(c)	825,000	827,582
International Textile Group, Inc., Term Loan - First Lien, 7.100% (1-Month USD LIBOR + 5.000%, 0.000% Floor), 05/01/24(b)	185,806	158,864

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2019

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Consumer Products: Non Durable – 3.7% (continued)
Pure Fishing, Inc. (SP PF Buyer), Term Loan - First Lien, 6.540% (1-Month USD LIBOR + 4.500%, 0.000% Floor), 12/21/25	$995,000	$888,868
Varsity Brands, Inc. (Hercules Achievement), Initial Term Loan - First Lien, 5.540% (1-Month USD LIBOR + 3.500%, 1.000% Floor), 12/16/24	982,512	953,283
ZEP, Inc. (Acuity Special Products), Initial Term Loan - First Lien, 6.040% (3-Month USD LIBOR + 4.000%, 1.000% Floor), 08/12/24	980,000	776,239
Total Consumer Products: Non Durable		4,570,991

Containers, Packaging & Glass – 2.9%
Berry Global Group, Inc. (fka Berry Plastics Corp.),Term Loan U - First Lien, 4.550% (1-Month USD LIBOR + 2.500%, 0.000% Floor), 05/15/26	2,493,750	2,508,675
Fortress Merger Sub, Inc. (Fort Dearborn), Initial Term Loan - Second Lien, 10.810% (3-Month USD LIBOR + 8.500%, 1.000% Floor), 10/21/24(b)	1,140,000	1,077,300
Total Containers, Packaging & Glass		3,585,975

Energy: Oil & Gas – 4.1%
Delek US Holdings, Inc., Term Loan B - First Lien, 4.290% (1-Month USD LIBOR + 2.250%, 0.000% Floor), 03/30/25	738,760	738,299
HGIM Corp. (Harvey Gulf), Term Loan (Exit) - First Lien, 8.030% (3-Month USD LIBOR + 6.000%, 1.000% Floor), 07/03/23(b)	2,529,969	2,188,423
Lower Cadence Holdings LLC (Oryx Midstream),Term Loan B - First Lien, 6.050% (1-Month USD LIBOR + 4.000%, 0.000% Floor), 05/10/26	831,250	812,289
PSS Industrial Group (Pipeline Supply & Service), Term Loan - First Lien, 8.200% (3-Month USD LIBOR + 6.000%, 1.500% Floor), 04/10/25(b)	433,730	429,935
W3 Topco LLC (Total Safety), Delayed Draw Term Loan, 8.040% (3-Month USD LIBOR + 6.000%, 1.000% Floor), 08/13/25	102,041	96,620
W3 Topco LLC (Total Safety), Term Loan B - First Lien, 8.170% (3-Month USD LIBOR + 6.000%, 1.000% Floor), 08/16/25	897,959	850,255
Total Energy: Oil & Gas		5,115,821

Environmental Industries – 0.7%
EnergySolutions (Energy Capital Partners), Term Loan B - First Lien, 5.850% (3-Month USD LIBOR + 3.750%, 1.000% Floor), 05/09/25	987,500	925,781

Healthcare & Pharmaceuticals – 5.3%
Alvogen Pharma US, Inc., Term Loan B - First Lien, 6.790% (1-Month USD LIBOR + 4.750%, 1.000% Floor), 04/01/22	2,293,492	2,085,931
Civitas Solutions, Inc. (National Mentor Holding), Term Loan - First Lien, 6.300% (1-Month USD LIBOR + 4.250%, 0.000% Floor), 03/09/26	936,813	942,199
Civitas Solutions, Inc. (National Mentor Holding), Term Loan C - First Lien, 6.300% (1-Month USD LIBOR + 4.250%, 0.000% Floor), 03/09/26	58,480	58,816
DaVita, Inc. (DaVita HealthCare Partners, Inc.), Term Loan B - First Lien, 4.290% (1-Month USD LIBOR + 2.250%, 0.000% Floor), 08/12/26	500,000	503,410

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2019

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Healthcare & Pharmaceuticals – 5.3% (continued)
LifeScan Global Corp., Term Loan - First Lien, 8.660% (3-Month USD LIBOR + 6.000%, 0.000% Floor), 10/01/24	$1,077,781	$979,439
Midwest Physician Administrative Services LLC (ACOF V DP Acquiror LLC aka Dupage Medical Group), Initial Term Loan - Second Lien, 9.040% (1-Month USD LIBOR + 7.000%, 0.750% Floor), 08/15/25(b)	734,282	712,254
RegionalCare Hospital Partners Holdings, Inc. (Lifepoint Health), Term Loan B - First Lien, 6.550% (1-Month USD LIBOR + 4.500%, 0.000% Floor), 11/14/25	1,395,703	1,399,088
Total Healthcare & Pharmaceuticals		6,681,137

High Tech Industries – 32.0%
Advanced Computer Software (Air Newco LLC), Term Loan B - First Lien (LIBOR + 4.250%, 0.000% Floor), 09/20/26(c)	1,000,000	995,630
Almonde, Inc. (Misys/Finastra), Dollar Term Loan - Second Lien, 9.450% (3-Month USD LIBOR + 7.250%, 1.000% Floor), 06/13/25	500,000	480,315
Ancestry.com Operations, Inc., Term Loan B - First Lien, 6.300% (1-Month USD LIBOR + 4.250%, 0.000% Floor), 08/27/26	994,979	975,080
AppLovin Corp., Term Loan B - First Lien, 5.790% (1-Month USD LIBOR + 3.750%, 0.000% Floor), 08/15/25	2,050,141	2,051,852
Aptean, Inc., Term Loan - First Lien, 6.350% (3-Month USD LIBOR + 4.250%, 0.000% Floor), 03/27/26	1,344,497	1,341,142
Banff Merger Sub, Inc. (BMC), Term Loan B - First Lien, 6.290% (1-Month USD LIBOR + 4.250%, 0.000% Floor), 10/02/25	1,488,750	1,435,282
Canyon Valor Cos. (GTCR Valor Cos., Inc. (aka Cision AB)), Initial Dollar Term Loan - First Lien, 4.850% (3-Month USD LIBOR + 2.750%, 0.000% Floor), 06/16/23	1,863,382	1,863,382
Datto, Inc., Term Loan - First Lien, 6.290% (1-Month USD LIBOR + 4.250%, 0.000% Floor), 04/02/26(b)	1,246,875	1,260,902
Dell International LLC, Refinancing Term B-1 Loans, 4.050% (1-Month USD LIBOR + 2.000%, 0.750% Floor), 09/19/25	1,436,453	1,444,921
DigiCert, Inc. (Unipeg Merger Corp.), Term Loan - Second Lien, 10.040% (1-Month USD LIBOR + 8.000%, 1.000% Floor), 10/31/25(b)	600,000	598,500
DigiCert, Inc. (Unipeg Merger Corp.), Term Loan B2 2017 - First Lien, 6.040% (1-Month USD LIBOR + 4.000%, 1.000% Floor), 10/31/24	987,525	987,318
Drilling Info, Inc., Term Loan - First Lien, 6.290% (1-Month USD LIBOR + 4.250%, 0.000% Floor), 07/30/25	494,932	492,870
Dynatrace LLC, Term Loan - First Lien, 4.890% (1-Month USD LIBOR + 2.750% and Prime + 1.750%, 0.000% Floor), 08/25/25	760,505	764,623
Ellie Mae, Inc., Term Loan - First Lien, 6.040% (1-Month USD LIBOR + 4.000%, 0.000% Floor), 04/02/26	1,125,000	1,128,285
Help/Systems Holdings, Inc., Term Loan - First Lien, 5.790% (1-Month USD LIBOR + 3.750%, 0.000% Floor), 03/28/25	658,333	657,510
Infoblox, Inc., New Term Loan - First Lien, 6.540% (1-Month USD LIBOR + 4.500%, 0.000% Floor), 11/07/23(b)	2,119,539	2,132,786
Infoblox, Inc., Term Loan - Second Lien, 10.790% (1-Month USD LIBOR + 8.750%, 1.000% Floor), 11/07/24	700,000	702,335
Inovalon Holdings, Inc., Term Loan B - First Lien, 5.560% (1-Month USD LIBOR + 3.500%, 0.000% Floor), 04/02/25	2,722,500	2,741,898

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2019

Investments	Principal	Value
SENIOR LOANS(a) (continued)

High Tech Industries – 32.0% (continued)
MH Sub I LLC and Micro Holding Corp. (Internet Brands), Amendment No 2 Initial Term Loan – First Lien, 5.790% (1-Month USD LIBOR + 3.750%, 0.000% Floor), 09/16/24	$1,902,035	$1,892,677
MTS System Corp., Term Loan B 2017 - First Lien, 5.310% (1-Month USD LIBOR + 3.250%, 0.750% Floor), 07/05/23(b)	566,396	567,812
NCR Corp., Term Loan - First Lien, 4.550% (1-Month USD LIBOR + 2.500%, 0.000% Floor), 08/28/26	233,333	234,063
ON Semiconductor Corp., Term Loan 2019 – First Lien (LIBOR + 2.000%, 0.000% Floor), 09/19/26(c)	625,632	629,154
Plantronics, Inc., Term Loan B - First Lien, 4.540% (1-Month USD LIBOR + 2.500%, 0.000% Floor), 07/02/25	1,574,056	1,573,073
PNI Canada Acquireco Corp. (Procera Networks / Sandvine), Term Loan - First Lien, 6.540% (1-Month USD LIBOR + 4.500%, 0.000% Floor), 10/31/25(b)	430,083	429,546
Project Alpha Intermediate Holding, Inc. (Qlik), Term Loan B - First Lien, 5.810% (3-Month USD LIBOR + 3.500%, 1.000% Floor), 04/26/24	1,955,000	1,933,006
QuickBase, Inc., Term Loan - First Lien, 6.040% (1-Month USD LIBOR + 4.000%, 0.000% Floor), 04/03/26(b)	1,047,375	1,042,138
Rocket Software, Inc., Term Loan - First Lien, 6.290% (1-Month USD LIBOR + 4.250%, 0.000% Floor), 11/28/25	1,969,271	1,855,545
S2P Acquisition Borrower, Inc. (Jaggaer), Term Loan - First Lien, 6.040% (1-Month USD LIBOR + 4.000%, 0.000% Floor), 08/14/26	750,000	750,821
SonicWALL, Inc., Term Loan - First Lien, 5.640% (3-Month USD LIBOR + 3.500%, 0.000% Floor), 05/16/25	1,323,333	1,288,047
SonicWALL, Inc., Term Loan - Second Lien, 9.640% (3-Month USD LIBOR + 7.500%, 0.000% Floor), 05/18/26	900,000	796,500
Starfish - V Merger Sub, Inc. (Syncsort/Vero), Term Loan B - First Lien, 6.540% (1-Month USD LIBOR + 4.500%, 0.000% Floor), 08/16/24	980,100	977,650
TriTech Software Systems (Superion/SuperMoose), Term Loan - First Lien, 5.790% (1-Month USD LIBOR + 3.750%, 0.000% Floor), 08/29/25	1,323,333	1,243,933
VeriFone Systems, Inc., Term Loan - First Lien, 6.140% (3-Month USD LIBOR + 4.000%, 0.000% Floor), 08/20/25	1,950,287	1,868,375
Web.Com Group, Inc., Term Loan B - First Lien, 5.780% (1-Month USD LIBOR + 3.750%, 0.000% Floor), 10/10/25	908,676	895,432
Total High Tech Industries		40,032,403

Hotel, Gaming & Leisure – 3.7%
AP Gaming I LLC (American Gaming Systems), 2018 Term Loan B - First Lien, 5.540% (1-Month USD LIBOR + 3.500%, 1.000% Floor), 02/15/24	1,069,277	1,066,267
Miller's Ale House, Inc., Term Loan - First Lien, 6.950% (3-Month USD LIBOR + 4.750%, 0.000% Floor), 05/30/25(b)	1,185,000	1,102,050
PCI Gaming Authority, Term Loan - First Lien, 5.040% (1-Month USD LIBOR + 3.000%, 0.000% Floor), 05/15/26	796,258	802,167
Scientific Games International, Inc. (aka SGMS), Initial Term Loan B-5 - First Lien, 4.880% (1-Month and 2-Month USD LIBOR + 2.750%, 0.000% Floor), 08/14/24	426,451	423,468

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2019

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Hotel, Gaming & Leisure – 3.7% (continued)
Steak n Shake Operations, Inc., Term Loan - First Lien, 5.800% (1-Month USD LIBOR + 3.750%, 1.000% Floor), 03/19/21	$1,654,982	$1,199,862
Total Hotel, Gaming & Leisure		4,593,814

Media: Advertising, Printing & Publishing – 0.6%
Harland Clarke Hldgs, Initial Term Loan - First Lien, 6.850% (3-Month USD LIBOR + 4.750%, 1.000% Floor), 11/03/23	892,678	702,984

Media: Broadcasting & Subscription – 5.9%
Clear Channel Outdoor Holdings, Inc., Term Loan B - First Lien, 5.540% (1-Month USD LIBOR + 3.500%, 0.000% Floor), 08/21/26	1,050,000	1,054,405
Midcontinent Communications, Term Loan B - First Lien, 4.280% (1-Month USD LIBOR + 2.250%, 0.000% Floor), 08/15/26	461,538	465,192
Nexstar Broadcasting, Inc., Term Loan B - First Lien, 4.810% (1-Month USD LIBOR + 2.750%, 0.000% Floor), 06/19/26	1,350,000	1,357,695
Radiate Holdco LLC (RCN Grande), Closing Date Term Loan - First Lien, 5.040% (1-Month USD LIBOR + 3.000%, 0.750% Floor), 02/01/24	1,959,736	1,955,170
Sinclair Television Group, Inc.,Tranche B-2b Term Loan, 4.540% (1-Month USD LIBOR + 2.500%, 0.000% Floor), 09/30/26	1,142,857	1,149,051
Urban One (Radio One, Inc.), Initial Term Loan - First Lien, 6.050% (1-Month USD LIBOR + 4.000%, 1.000% Floor), 04/18/23	1,381,109	1,340,711
Total Media: Broadcasting & Subscription		7,322,224

Media: Diversified & Production – 1.2%
Abe Investment Holdings, Inc. (Getty Images, Inc.), Term Loan B - First Lien, 6.560% (1-Month USD LIBOR + 4.500%, 0.000% Floor), 02/12/26	1,488,750	1,486,271

Metals & Mining – 1.3%
ASP Prince Merger Sub, Inc.(aka PMHC II), Term Loan - First Lien, 5.600% (3-Month USD LIBOR + 3.500%, 1.000% Floor), 03/31/25	738,750	602,081
Big River Steel LLC (BRS Finance), Closing Date Term Loan - First Lien, 7.100% (3-Month USD LIBOR + 5.000%, 1.000% Floor), 08/23/23(b)	980,000	975,100
Total Metals & Mining		1,577,181

Retail – 4.9%
American Sportsman Holdings Co. (Bass Pro), Initial Term Loan - First Lien, 7.040% (1-Month USD LIBOR + 5.000%, 0.750% Floor), 09/25/24	1,964,949	1,896,176
BI-LO LLC (Southeastern Grocers), Initial Term Loan - First Lien, 10.220% (3-Month USD LIBOR + 8.000%, 1.000% Floor), 05/31/24	891,000	852,580
Charming Charlie LLC, Converted Tranche A Term Loan - First Lien, 14.050% (3-Month USD LIBOR + 12.000% PIK, 0.000% Floor), 04/24/23(b)(d)(e)(f)	416,467	0
Charming Charlie LLC, Converted Tranche B Term Loan - First Lien, 14.050% (3-Month USD LIBOR + 12.000% PIK, 0.000% Floor), 04/24/23(b)(d)(e)(f)	509,910	0
Charming Charlie LLC, Second Amendment Delayed Draw Term Loan - First Lien, 20.000%, 05/28/22(b)(d)(e)(f)	129,689	123,205

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2019

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Retail – 4.9% (continued)
Charming Charlie LLC, VPF Facility Term Loan 2018 - First Lien, 22.000%, 04/24/23(b)(d)(e)(f)	$22,886	$21,742
CWGS Group LLC, Term Loan - First Lien, 4.850% (1-Month USD LIBOR + 2.750%, 0.750% Floor), 11/08/23	2,387,292	2,040,287
Wand NewCo 3, Inc. (Caliber Collision/ABRA Auto Body), Term Loan B - First Lien, 5.540% (1-Month USD LIBOR + 3.500%, 0.000% Floor), 01/24/26	1,122,188	1,129,201
Total Retail		6,063,191

Services: Business – 22.7%
ATS Consolidated, Inc. (American Traffic Solutions), Term Loan B - First Lien, 5.790% (1-Month USD LIBOR + 3.750%, 0.000% Floor), 02/28/25	615,625	618,959
Brand Energy & Infrastructure Services, Inc., Term Loan - First Lien, 6.510% (2-Month and 3-Month USD LIBOR + 4.250%, 1.000% Floor), 06/21/24	687,962	674,203
CT Technologies Intermediate Holdings, Inc. (HealthPort), New Term Loan - First Lien, 6.290% (1-Month USD LIBOR + 4.250%, 1.000% Floor), 12/01/21	2,360,032	2,165,329
Cvent, Inc., Term Loan B - First Lien, 5.790% (1-Month USD LIBOR + 3.750%, 1.000% Floor), 11/29/24	2,450,188	2,423,395
Deluxe Entertainment Services Group, Inc., Delayed Draw Term Loan - First Lien, 9.910% (3-Month USD LIBOR + 7.500% and Prime + 6.500%, 1.500% Floor), 02/01/20(b)	1,000,000	875,000
EAB (Education Advisory Board/Avatar Purchaser, Inc.), Term Loan - First Lien, 6.380% (3-Month USD LIBOR + 3.750%, 1.000% Floor), 11/15/24	1,329,750	1,315,894
EagleView Technology Corp., Term Loan - First Lien, 5.540% (1-Month USD LIBOR + 3.500%, 0.000% Floor), 08/14/25	992,500	965,206
Ensemble Health Partners, Term Loan - First Lien, 6.000% (3-Month USD LIBOR + 3.750%, 0.000% Floor), 08/03/26	1,500,000	1,502,033
Enterprise Merger Sub, Inc. (Envision Healthcare), Term Loan - First Lien, 5.790% (1-Month USD LIBOR + 3.750%, 0.000% Floor), 10/10/25	893,250	731,625
Garda World Security Corp. (GW Horos Security Corp.), Term Loan B - First Lien, 5.640% (3-Month USD LIBOR + 3.500% and Prime + 2.500%, 1.000% Floor), 05/24/24 (Canada)	586,035	587,316
I-Logic Technologies Bidco Ltd. (Dealogic), Term Loan - First Lien, 5.100% (3-Month USD LIBOR + 3.000%, 1.000% Floor), 12/21/24	1,324,640	1,284,073
KAR Auction Services, Inc., Term Loan B6 - First Lien, 4.310% (1-Month USD LIBOR + 2.250%, 0.000% Floor), 09/19/26	1,000,000	1,005,940
Mitchell International, Inc., Initial Term Loan - Second Lien, 9.290% (1-Month USD LIBOR + 7.250%, 0.000% Floor), 12/01/25(b)	666,667	616,667
Mitchell International, Inc., Term Loan - First Lien, 5.290% (1-Month USD LIBOR + 3.250%, 0.000% Floor), 11/29/24(c)	1,688,178	1,621,849
New Insight Holdings, Inc. (Research Now), Initial Term Loan - First Lien, 7.750% (3-Month USD LIBOR + 5.500%, 1.000% Floor), 12/20/24	2,011,880	2,021,627
North American Lifting Holdings, Inc. (TNT Crane), Initial Term Loan - Second Lien, 11.100% (3-Month USD LIBOR + 9.000%, 1.000% Floor), 11/26/21	1,018,631	727,053

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2019

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Services: Business – 22.7% (continued)
North American Lifting Holdings, Inc. (TNT Crane), Term Loan - First Lien, 6.600% (3-Month USD LIBOR + 4.500%, 1.000% Floor), 11/27/20	$2,402,585	$2,202,365
Red Ventures LLC, Term Loan B-1 - First Lien, 5.040% (1-Month USD LIBOR + 3.000%, 0.000% Floor), 11/08/24	3,008,412	3,024,086
Teneo Holdings LLC,Term Loan B, 7.290% (1-Month USD LIBOR + 5.250%, 1.000% Floor), 07/12/25(b)	1,500,000	1,438,125
Trader Corp., 2017 Refinancing Term Loan - First Lien, 5.040% (1-Month USD LIBOR + 3.000%, 1.000% Floor), 09/28/23(b)	916,519	914,228
Travel Leaders Group LLC, New Term Loan B - First Lien, 6.050% (1-Month USD LIBOR + 4.000%, 0.000% Floor), 01/25/24	987,500	990,793
USIC Holdings, Inc., New Term Loan - First Lien, 5.290% (1-Month USD LIBOR + 3.250%, 1.000% Floor), 12/08/23	686,387	682,097
Total Services: Business		28,387,863

Services: Consumer – 7.2%
Cambium Learning, Inc., Term Loan - First Lien, 6.540% (1-Month USD LIBOR + 4.500%, 0.000% Floor), 12/18/25(b)	992,500	972,650
Heartland Dental LLC, Initial Term Loan - First Lien, 5.790% (1-Month USD LIBOR + 3.750%, 0.000% Floor), 04/30/25	1,087,317	1,066,419
Pre-Paid Legal Services, Inc. (Legalshield), Term Loan - First Lien, 5.290% (1-Month USD LIBOR + 3.250%, 0.000% Floor), 05/01/25	890,209	890,320
Prime Security Services Borrower LLC (Apollo Security Services Borrower LLC/ Protection One Alarm Monitoring, Inc.), Term Loan B - First Lien (LIBOR + 3.250%, 1.000% Floor), 09/23/26(c)	1,000,000	990,470
TruGreen LP, Term Loan B - First Lien, 5.790% (1-Month USD LIBOR + 3.750%, 1.000% Floor), 03/12/26	995,000	999,980
UFC Holdings LLC (fka VGD Merger Sub LLC (Zuffa)), New Term Loan B (LIBOR + 3.250%, 1.000% Floor), 04/30/26(c)	797,943	800,992
Weight Watchers International, Inc., 2017 Term Loan B - First Lien, 6.860% (3-Month USD LIBOR + 4.750%, 0.750% Floor), 11/29/24	1,381,388	1,386,140
WP CityMD Bidco LLC (CityMD),Term Loan B, 6.600% (3-Month USD LIBOR + 4.500%, 1.000% Floor), 08/13/26	1,875,000	1,859,766
Total Services: Consumer		8,966,737

Telecommunications – 8.2%
Avaya, Inc., Tranche B Term Loan - First Lien, 6.330% (1-Month and 2-Month USD LIBOR + 4.250%, 0.000% Floor), 12/16/24	5,497,972	5,238,550
Rackspace Hosting (Inception Merger Sub, Inc.), 2017 Term Loan B - First Lien, 5.290% (3-Month USD LIBOR + 3.000%, 1.000% Floor), 11/03/23	2,957,160	2,721,503
Sprint Communications, Inc., 2018 Incremental Term Loan - First Lien, 5.060% (1-Month USD LIBOR + 3.000%, 0.750% Floor), 02/02/24	2,336,510	2,333,590
Total Telecommunications		10,293,643

Transportation: Cargo – 4.0%
Commercial Barge Line Co. (American Commercial Lines), Initial Term Loan - First Lien, 10.790% (1-Month USD LIBOR + 8.750%, 1.000% Floor), 11/12/20	2,187,675	1,220,318
Gruden Acquisition, Inc. (Quality Distribution LLC), Incremental Term Loan – First Lien, 7.600% (3-Month USD LIBOR + 5.500%, 1.000% Floor), 08/18/22	3,334,833	3,326,496

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2019

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Transportation: Cargo – 4.0% (continued)
Gruden Acquisition, Inc. (Quality Distribution LLC), Term Loan - Second Lien, 10.600% (3-Month USD LIBOR + 8.500%, 1.000% Floor), 08/18/23	$500,000	$497,292
Total Transportation: Cargo		5,044,106

Wholesale – 1.1%
4L Technologies, Inc. (Clover Technologies Group LLC), Term Loan - First Lien, 6.540% (1-Month USD LIBOR + 4.500%, 1.000% Floor), 05/08/20	788,502	438,182
United Natural Foods, Term Loan B - First Lien, 6.290% (1-Month USD LIBOR + 4.250%, 0.000% Floor), 10/22/25	1,194,000	1,001,253
Total Wholesale		1,439,435
Total Senior Loans (Cost $178,693,943)		169,576,615

CORPORATE BONDS – 1.0% (0.7% of Total Investments)

Energy: Electricity – 0.1%
TerraForm Power Operating LLC, 4.250%, 01/31/23(g)	99,000	101,520

Media: Broadcasting & Subscription – 0.4%
Urban One, Inc., 7.375%, 04/15/22(g)	533,000	521,095

Telecommunications – 0.5%
GTT Communications, Inc., 7.875%, 12/31/24(g)	325,000	182,813
Rackspace Hosting, Inc., 8.625%, 11/15/24(g)	508,000	468,617
Total Telecommunications		651,430
Total Corporate Bonds (Cost $1,432,469)		1,274,045

	Shares
COMMON STOCKS – 0.3% (0.2% of Total Investments)

Capital Equipment – 0.3%
Project Investor Holdings LLC*(b)(e)	69,365	0
Proppants Holdings LLC*(b)(e)	69,365	381,508
Total Capital Equipment		381,508

Energy: Oil & Gas – 0.0%(h)
HGIM Corp. (Harvey Gulf)*(b)	2,717	33,283

Retail – 0.0%(h)
Charming Charlie LLC*(b)(e)(f)	4,376,711	0
Total Common Stocks (Cost $1,243,680)		414,791

WARRANT – 0.1% (0.1% of Total Investments)

Energy: Oil & Gas – 0.1%
HGIM Corp. (Harvey Gulf), Expiration date: 07/02/23*(b)
(Cost $472,615)	12,139	151,737

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2019

Investments	Shares	Value
MONEY MARKET FUND – 7.1% (4.9% of Total Investments)

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Share Class, 1.82%(i) (Cost $8,820,516)	8,820,516	$8,820,516
Total Investments in Securities - 144.3% (Cost $190,663,223)		180,237,704
Line of Credit Payable (Cost $48,000,000) – (38.4)%		(48,000,000)
Liabilities in Excess of Other Assets – (5.9)%		(7,258,756)
Net Assets – 100.0%		$124,978,948

*	Non-income producing security.
†	Securities are US securities, unless otherwise noted.
(a)	Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate, often subject to a floor, plus a spread, unless otherwise indicated. The most popular benchmark lending rates are the London Interbank Offered Rate (“LIBOR”), the rate that contributor banks in London charge each other for interbank deposits, and the prime rate offered by one or more major U.S. banks (“Prime”). Both LIBOR and Prime were utilized as benchmark lending rates for the senior loans at September 30, 2019. The rates shown represent the contractual rates (benchmark rate or floor plus spread) in effect at period end. Senior loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(b)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(c)	All or a portion of this position has not settled as of September 30, 2019. The Fund will not accrue interest on its senior loans until the settlement date at which point LIBOR will be established.
(d)	Subsequent to September 30, 2019, Charming Charlie filed for Chapter 11 bankruptcy and the related loans were put on non-accrual.
(e)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(f)	The Fund held defaulted securities for which the income has been deemed uncollectible. As of September 30, 2019, the aggregate value of those securities was $289,893, representing 0.2% of the Fund’s net assets. The Fund no longer accrues income on securities once the income has been deemed uncollectible.
(g)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Total fair value of Rule 144A securities amounts to $1,274,045 which represents approximately 1.0% of net assets as of September 30, 2019. Unless otherwise noted, 144A securities are deemed to be liquid.
(h)	Less than 0.05%.
(i)	Rate shown reflects the 7-day yield as of September 30, 2019.

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2019

SUMMARY OF SCHEDULE OF INVESTMENTS	% of Net Assets
Aerospace & Defense	3.3%
Automotive	4.0
Banking, Finance, Insurance & Real Estate	6.8
Beverage, Food & Tobacco	2.5
Capital Equipment	5.7
Chemicals, Plastics & Rubber	1.8
Construction & Building	1.2
Consumer Products: Durable	1.3
Consumer Products: Non Durable	3.7
Containers, Packaging & Glass	2.9
Energy: Electricity	0.1
Energy: Oil & Gas	4.2
Environmental Industries	0.7
Healthcare & Pharmaceuticals	5.3
High Tech Industries	32.0
Hotel, Gaming & Leisure	3.7
Media: Advertising, Printing & Publishing	0.6
Media: Broadcasting & Subscription	6.3
Media: Diversified & Production	1.2
Metals & Mining	1.3
Retail	4.9
Services: Business	22.7
Services: Consumer	7.2
Telecommunications	8.7
Transportation: Cargo	4.0
Wholesale	1.1
Money Market Fund	7.1
Total Investments	144.3
Line of Credit Payable	(38.4)
Liabilities in Excess of Other Assets	(5.9)
Net Assets	100.0%

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited)	September 30, 2019

1. ORGANIZATION AND OPERATIONS

THL Credit Senior Loan Fund (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is an unincorporated business trust established under the laws of Delaware by an Agreement and Declaration of Trust dated July 30, 2013. The Fund was previously classified as a non-diversified investment company. The Fund commenced operations on September 20, 2013.

The Fund’s investment objective is to provide current income and preservation of capital primarily through investments in U.S. dollar-denominated senior secured corporate loans and notes (“Senior Loans”). Under normal circumstances, the Fund will invest at least 80% of its Managed Assets, defined as total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes in Senior Loans. The Senior Loans in which the Fund will invest are fully collateralized, first lien corporate loans and notes. The Fund may also invest up to 20% of its Managed Assets in other securities, including high yield securities, notes, bonds, convertible securities, second lien loans and other subordinated debt and collateralized loan obligations. The Fund’s investments in high yield bonds, not including Senior Loans, will be limited to 10% of the Fund’s Managed Assets.

THL Credit Advisors LLC (the “Adviser”) serves as the Fund’s investment adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that applies the accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles. These principles require the Adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

The following summarizes the significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities that are fair valued at the close of each day on the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to a valuation committee (the “Committee”), subject to the Board’s supervision and direction, through the adoption of procedures for valuation of the Fund’s securities (the “Valuation Procedures”). The Committee consists of certain designated individuals of the Adviser. Under the current Valuation Procedures, the Committee is responsible for, among other things, determining and monitoring the value of the Fund’s assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities.

The Fund’s securities are valued by various methods, as described below:

Senior Loans are valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations (including mid or average prices) and other criteria. If the Committee does not believe that the pricing agent price reflects the current market value, the Adviser will determine a recommended method of valuing the Senior Loan for consideration by the Committee.

Fixed income securities (including short-term obligations) are valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations, or in the absence of broker-dealer supplied valuations, matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Exchange traded equity securities and warrants are valued at the last quoted sales price as of the close of the exchange or, in the absence of a sale, the closing bid price, with the exception that for securities traded on the London Stock Exchange and National Association of Securities Dealers’ Automated Quotation System, those securities are valued at the official closing price.

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (continued)	September 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Non-exchange traded equity securities are valued at prices supplied by the Fund’s pricing agent based on the average of the bid/ask prices quoted by brokers that are knowledgeable about the securities.

Money market funds are valued at their net asset value.

If a price is not available from an independent pricing service or broker, or if the price provided is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. Fair value methods may include, but are not limited to, the use of market comparable and/or income approach methodologies. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2019 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2019:

Asset Type	Level 1	Level 2	Level 3	Total
Senior Loans
Aerospace & Defense	$–	$2,643,713	$1,438,817	$4,082,530
Automotive	–	4,949,138	–	4,949,138
Banking, Finance, Insurance & Real Estate	–	7,705,207	807,469	8,512,676
Beverage, Food & Tobacco	–	754,455	2,315,953	3,070,408
Capital Equipment	–	6,790,641	–	6,790,641

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (continued)	September 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value Measurement (continued)

Asset Type	Level 1	Level 2	Level 3	Total
Chemicals, Plastics & Rubber	$–	$288,939	$1,932,894	$2,221,833
Construction & Building	–	1,495,366	–	1,495,366
Consumer Products: Durable	–	1,664,466	–	1,664,466
Consumer Products: Non Durable	–	4,412,127	158,864	4,570,991
Containers, Packaging & Glass	–	2,508,675	1,077,300	3,585,975
Energy: Oil & Gas	–	2,497,463	2,618,358	5,115,821
Environmental Industries	–	925,781	–	925,781
Healthcare & Pharmaceuticals	–	5,968,883	712,254	6,681,137
High Tech Industries	–	34,000,719	6,031,684	40,032,403
Hotel, Gaming & Leisure	–	3,491,764	1,102,050	4,593,814
Media: Advertising, Printing & Publishing	–	702,984	–	702,984
Media: Broadcasting & Subscription	–	7,322,224	–	7,322,224
Media: Diversified & Production	–	1,486,271	–	1,486,271
Metals & Mining	–	602,081	975,100	1,577,181
Retail	–	5,918,244	144,947	6,063,191
Services: Business	–	24,543,843	3,844,020	28,387,863
Services: Consumer	–	7,994,087	972,650	8,966,737
Telecommunications	–	10,293,643	–	10,293,643
Transportation: Cargo	–	5,044,106	–	5,044,106
Wholesale	–	1,439,435	–	1,439,435
Corporate Bonds*	–	1,274,045	–	1,274,045
Common Stocks*	–	–	414,791	414,791
Warrant*	–	–	151,737	151,737
Money Market Fund	8,820,516	–	–	8,820,516
Total Investments	$8,820,516	$146,718,300	$24,698,888	$180,237,704

* Please refer to Schedule of Investments for a breakdown of valuations by industry.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Senior Loans	Common Stocks	Warrant	Total
Balance as of December 31, 2018	$36,736,956	$126,187	$503,768	$37,366,911
Realized loss	(1,894,974)	-	-	(1,894,974)
Change in unrealized depreciation	811,093	(216,079)	(352,031)	242,983
Amortization (accretion)	92,387	-	-	92,387
Purchases	6,935,563	-	-	6,935,563
Sales and principal paydowns	(9,502,332)	-	-	(9,502,332)
Transfers into Level 3	7,914,121	504,683	-	8,418,804
Transfers out of Level 3	(16,960,454)	-	-	(16,960,454)
Balance as of September 30, 2019	$24,132,360	$414,791	$151,737	$24,698,888
Net change in unrealized depreciation attributable to level 3 investments held at September 30, 2019	$(969,661)	$(216,079)	$(352,031)	$(1,537,771)

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (concluded)	September 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

Fair Value Measurement (continued)

Investments were transferred into Level 3 during the period ended September 30, 2019 due to changes in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the increased incidence of stale prices, as assessed by the Adviser. Investments were transferred out of Level 3 during the period ended September 30, 2019 due to improvements in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the reduced incidence of stale prices, as assessed by the Adviser.

The valuation techniques and significant amounts of unobservable inputs used in Fund’s Level 3 securities are outlined in the table below:

	Fair Value	Valuation Technique	Unobservable Input	Range	Direction Change in Fair Value Resulting from Increase in Unobservable Inputs(1)
Senior Loans	$23,987,414	Third-party vendor pricing service	Broker quotes	N/A	Increase
Senior Loans	144,946	Recoverability	Liquidation proceeds	$24.3M	Increase
Common Stocks	414,791	Broker quotes	Broker quotes	$5.50	Increase
Common Stocks	---	Recoverability	Liquidation proceeds	$24.3M	Increase
Warrants	151,737	Third-party vendor pricing service	Broker quotes	N/A	Increase

(1)	This column represents the direction change in the fair value of Level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower gain value determination.

3. DELAYED DRAW LOAN COMMITMENTS

As of September 30, 2019, the Fund had the following unfunded loan commitments outstanding, which could be extended at the option of the borrower:

Loan	Principal Amount	Cost	Value	Net Unrealized Appreciation/ Depreciation
Heartland Dental LLC, Delayed Draw Term Loan - First Lien	$24,457	$24,334	$23,986	$(348)
NCR Corp., Delayed Draw Term Loan - First Lien	266,667	265,333	267,500	2,167

Delayed draw loan commitments are marked to market on the relevant day of the valuation in accordance with the Fund’s valuation policy.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THL CREDIT SENIOR LOAN FUND

By (Signature and Title)*	/s/ Brian W. Good
Brian W. Good, President and Principal Executive Officer
(principal executive officer)

Date	November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian W. Good
Brian W. Good, President and Principal Executive Officer
(principal executive officer)

Date	November 26, 2019

By (Signature and Title)*	/s/ Jennifer Wilson
Jennifer Wilson, Treasurer, Principal Financial Officer and Secretary
(principal financial officer)

Date	November 26, 2019

* Print the name and title of each signing officer under his or her signature.